CONSOLIDATED UNAUDITED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary share [Member]		Additional paid-in capital [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2017		$ 974		$ 57,643		$ (52,712)	$ 5,905
Beginning balance, shares at Dec. 31, 2017		1,605,434
Share-based compensation				(436)			(436)
RSU's vesting		$ 1		(1)
RSU's vesting, shares		2,267
Net loss						(2,127)	(2,127)
Ending balance at Mar. 31, 2018		$ 975		57,206		(54,839)	3,342
Ending balance, shares at Mar. 31, 2018		1,607,701
Beginning balance at Dec. 31, 2017		$ 974		57,643		(52,712)	5,905
Beginning balance, shares at Dec. 31, 2017		1,605,434
Net loss							(4,782)
Ending balance at Jun. 30, 2018		$ 3,429		72,587		(57,494)	18,522
Ending balance, shares at Jun. 30, 2018		5,291,357
Beginning balance at Mar. 31, 2018		$ 975		57,206		(54,839)	3,342
Beginning balance, shares at Mar. 31, 2018		1,607,701
Issuance of ordinary shares in May 2018 in the Public Offering, net of issuance expenses in an amount of $2,381	[1]	$ 2,444		15,343			17,787
Issuance of ordinary shares in May 2018 in the Public Offering, net of issuance expenses in an amount of $2,381, shares	[1]	3,669,129
Exercise of warrants into ordinary shares		$ 9		(9)
Exercise of warrants into ordinary shares, shares		13,576
Share-based compensation				43			43
RSU's vesting		$ 1		(1)
RSU's vesting, shares		951
Net loss						(2,655)	(2,655)
Ending balance at Jun. 30, 2018		$ 3,429		72,587		(57,494)	18,522
Ending balance, shares at Jun. 30, 2018		5,291,357
Beginning balance at Dec. 31, 2018		$ 3,456		72,888	(13)	(63,301)	13,030
Beginning balance, shares at Dec. 31, 2018		5,330,684
Issuance of ordinary shares in the 2019 registered direct Offering, net of issuance expenses in an amount of $987	[2]	$ 1,928		4,583			6,511
Issuance of ordinary shares in the 2019 registered direct Offering, net of issuance expenses in an amount of $987, shares	[2]	2,906,376
Share-based compensation				83			83
RSU's vesting			[3]					[3]
RSU's vesting, shares		718
Other comprehensive loss					17		17
Net loss						(3,150)	(3,150)
Ending balance at Mar. 31, 2019		$ 5,384		77,554	4	(66,451)	16,491
Ending balance, shares at Mar. 31, 2019		8,237,778
Beginning balance at Dec. 31, 2018		$ 3,456		72,888	(13)	(63,301)	13,030
Beginning balance, shares at Dec. 31, 2018		5,330,684
Net loss							(6,505)
Ending balance at Jun. 30, 2019		$ 5,384		77,740		(69,806)	13,318
Ending balance, shares at Jun. 30, 2019		8,238,462
Beginning balance at Mar. 31, 2019		$ 5,384		77,554	4	(66,451)	16,491
Beginning balance, shares at Mar. 31, 2019		8,237,778
Share-based compensation				186			186
RSU's vesting			[3]					[3]
RSU's vesting, shares		684
Other comprehensive loss					(4)		(4)
Net loss						(3,355)	(3,355)
Ending balance at Jun. 30, 2019		$ 5,384		$ 77,740		$ (69,806)	$ 13,318
Ending balance, shares at Jun. 30, 2019		8,238,462

[1]	Includes pre-funded warrants to purchase 450,909 ordinary shares at a purchase price of $5.49 per pre-funded warrant, issued in connection with the registered direct offering.
[2]	Includes pre-funded warrants to purchase 1,024,876 ordinary shares at a purchase price of $2.57 per pre-funded warrant, issued in connection with the registered direct offering. See Note 5A.
[3]	Represents amount less than 1 thousand.